SHARE-BASED COMPENSATION (Details 2) - shares	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Class of Warrant or Right [Line Items]
Weighted Average Risk Free Annual Interest Rate	0.97%
Weighted Average Expected Annual Dividend Yield	0.00%
Weighted Average Expected Stock Price Volatility	131.70%
Weighted-Average Expected Life in Years	5 years
Weighted-Average Estimated Forfeiture Rate	0.00%
Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Risk Free Annual Interest Rate		1.05%	1.60%
Weighted Average Expected Annual Dividend Yield		0.00%	0.00%
Weighted Average Expected Stock Price Volatility		116.50%	91.00%
Weighted-Average Expected Life in Years		7 years 6 months	7 years 6 months
Weighted-Average Estimated Forfeiture Rate		40.00%	40.00%
Stock Options Outstanding		14,752,960
Stock Options Exercisable		5,369,540
Medmen Enterprises Inc. [Member] | Subordinate Votings Shares One [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$4.03 - $4.05
Weighted Average Remaining Life in Years		6 years 11 months 26 days
Stock Options Outstanding		1,829,768
Stock Options Exercisable		1,442,084
Medmen Enterprises Inc. [Member] | Subordinate Votings Shares Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$3.06 - $3.84
Weighted Average Remaining Life in Years		6 years 6 months 7 days
Stock Options Outstanding		1,206,839
Stock Options Exercisable		1,206,599
Medmen Enterprises Inc. [Member] | Subordinate Votings Shares Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$2.02 - $2.79
Weighted Average Remaining Life in Years		5 years 6 months
Stock Options Outstanding		2,063,936
Stock Options Exercisable		1,106,182
Medmen Enterprises Inc. [Member] | Subordinate Votings Shares Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$1.38 - $1.99
Weighted Average Remaining Life in Years		8 years 2 months 19 days
Stock Options Outstanding		565,358
Stock Options Exercisable		326,850
Medmen Enterprises Inc. [Member] | Subordinate Votings Shares Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$0.11 - $0.53
Weighted Average Remaining Life in Years		4 years 7 months 20 days
Stock Options Outstanding		8,736,499
Stock Options Exercisable		937,265
Subordinate Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$5.71
Weighted Average Remaining Life in Years		7 years 3 months 18 days
Stock Options Outstanding		350,560
Stock Options Exercisable		350,560